CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 461,075	$ 310,105	$ 357,495
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	59,088	58,137	58,509
Stock-based compensation	42,067	69,714	101,131
Amortization of operating lease assets	14,135	13,539	13,792
Non-cash compensation cost to non-controlling interest shareholders	2,771	4,644	11,541
Provision (reversal) of allowance for credit losses	(32,127)	12,343	19,092
Deferred income taxes	55,874	17,727	24,038
Foreign currency exchange (gain) loss	(4,234)	8,294	9,142
(Income) loss from equity method investments	(76,666)	12,170	(13,392)
Dividend received from equity method investments	8,513	1,708	771
(Gain) loss on sale of investments	(506)	(261)	766
Fair value changes through earnings on investments, net	(21,258)	(18,564)	(43,002)
Investment-related impairment and provision	5,972	93,382	23,642
Gain on disposal of property and equipment	(450)	(461)	(444)
Amortization of issuance cost of convertible senior notes, unsecured senior notes and long-term loans	7,774	8,484	8,287
Changes in assets and liabilities:
Prepaid expenses and other current assets	25,965	(10,944)	6,157
Other non-current assets	(36,443)	(23,225)	(13,156)
Accounts payable	69,948	397	19,665
Accrued and other liabilities	(28,388)	6,830	(197)
Deferred revenues	2,417	(613)	(1,905)
Operating lease liabilities	(10,853)	(9,379)	(9,612)
Income taxes payable	(7,983)	(27,130)	40,656
Net cash provided by operating activities	519,479	639,898	672,820
Cash flows from investing activities:
Purchases of bank time deposits and wealth management products	(1,760,226)	(1,608,754)	(755,315)
Maturities of bank time deposits and wealth management products	1,920,877	1,410,317	585,466
Investment in and prepayment on long-term investments	(110,139)	(79,804)	(602,740)
Proceeds from disposal of/refund of prepayment on long-term investments	37,545	93,158	347,766
Proceeds from disposal of property and equipment	451	588	463
Purchases of property and equipment	(42,368)	(61,469)	(36,772)
Cash paid for acquisitions, net of cash acquired		(5,250)	(243,385)
Return of prepayment to agent for share repurchase			2,318
Net cash provided by (used in) investing activities	66,617	(246,900)	(736,846)
Cash flows from financing activities:
Proceeds from employee options exercised	844	444	1
Proceeds from long-term loans, net of issuance costs			4,982
Repayment of long-term loans	(5,000)		(100,000)
Repayment of unsecured senior notes		(800,000)
Proceeds from convertible senior notes, net of issuance costs		(1,750)	321,707
Proceeds from ADS lending arrangement in connection with issuance of convertible senior notes			2
Purchase of a subsidiary's shares from non-controlling shareholders	(22,379)	(33,376)	(4,871)
Dividends paid to shareholders, net of dividends received from ADS borrower	(195,644)	(194,401)	(200,131)
Cash paid to non-controlling interest shareholders due to dissolution of a subsidiary		(356)
Distribution to non-controlling interest shareholders	(5,114)
Net cash provided by (used in) financing activities	(227,293)	(1,029,439)	21,690
Effect of exchange rate changes on cash and cash equivalents	49,506	(57,562)	(63,797)
Net increase (decrease) in cash and cash equivalents	408,309	(694,003)	(106,133)
Cash and cash equivalents at the beginning of the year	1,890,632	2,584,635	2,690,768
Cash and cash equivalents at the end of the year	2,298,941	1,890,632	2,584,635
Supplemental disclosures of cash flow information:
Cash paid for interest expenses on convertible senior notes, unsecured senior notes and long-term loans	(75,309)	(111,637)	(111,231)
Cash paid for income taxes	(94,416)	(119,701)	(79,476)
Non-cash investing and financing activities
Property and equipment in accounts payable	17,121	4,645	4,179
Unpaid consideration for other acquisitions			5,674
Third parties
Changes in assets and liabilities:
Accounts receivable due from	(13,596)	70,767	7,291
Related party | Alibaba
Changes in assets and liabilities:
Accounts receivable due from	(2,324)	16,114	12,321
Related party | SINA
Changes in assets and liabilities:
Amount due from SINA	(2,840)	28,526	30,741
Cash flows from investing activities:
Loans to SINA	(753,042)	(966,563)	(1,105,747)
Repayment of loans by SINA	773,519	970,877	1,071,100
Other related parties
Changes in assets and liabilities:
Accounts receivable due from	$ 1,548	$ (2,406)	$ 9,491